Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information	Segment Information
The Company determines its operating segments based on how the chief operating decision maker ("CODM") views and analyzes each segment’s operations, performance and allocates resources. The Chief Executive Officer ("CEO") is the CODM.
During 2025, the Company identified its Wealth Management business as a strategic opportunity and hired additional management resources to provide the structure for products and processes for this business. As a result, beginning with the first quarter of 2025, the Company identified its Wealth Management Business as a separate reportable segment and now has two reportable segments: the Bank segment and the Wealth Management segment. The Company’s CEO is the CODM for both segments. The CODM reviews the actual net income compared to budgeted net income on a monthly basis to evaluate segment performance, make decisions, and determine where to deploy capital. This analysis is also used for benchmarking performance against the Company's peers.

The Company’s remaining operations are not reportable segments, as defined by applicable accounting standards, and are classified as Non-Bank, and primarily represent the parent holding company, other insignificant non-bank subsidiaries and eliminations. For the years ended December 31, 2024 and 2023, the Company had one reportable segment, the Bank, and prior period information has not been recast because it would be impractical to do so.

The Bank segment is composed of operations providing a broad range of banking products and services located within the Missouri communities in and surrounding Jefferson City, Columbia, Clinton, Warsaw, Springfield, and the greater Kansas City metropolitan area. The Wealth Management segment includes a broad range of financial and investment planning services for individuals and business owners as well as the Company's existing trust services.
The tables below highlight the Company’s revenues, expenses and net income (loss) for each reportable segment and Non-Bank and is reconciled to net income (loss) on a consolidated basis for the years ended December 31, 2025, 2024, and 2023.

	As of and for the year ended December 31, 2025
(dollars in thousands)	Bank	Wealth Management	Non-Bank	Total
Operating revenue
Interest income	$97,554	$—	$104	$97,658
Interest expense	28,384	—	3,394	31,778
Net interest income	69,170	—	(3,290)	65,880
Provision for credit losses	360	—	—	360
Operating expenses
Salaries and employee benefits	26,271	871	699	27,841
Occupancy, furniture and equipment expense	4,304	69	—	4,373
Processing, network, and bank card expense	5,530	126	—	5,656
Legal, examination, and professional fees	1,406	—	292	1,698
Depreciation and amortization	2,328	—	—	2,328
Other	7,953	102	896	8,951
Total operating expenses	47,792	1,168	1,887	50,847
Other
Non-interest income	10,388	2,202	1,719	14,309
Investment securities gains, net	117	—	—	117
Income tax expense (benefit)	6,024	—	(726)	5,298
Net income (loss)	$25,499	$1,034	$(2,732)	$23,801

Segment assets	$1,881,724	$13	$13,113	$1,894,850

	As of and for the year ended December 31, 2024
	Bank	Non-Bank	Total
Operating revenue
Interest income	$95,234	$117	$95,351
Interest expense	32,859	3,899	36,758
Net interest income	62,375	(3,782)	58,593
Provision for credit losses	1,027	—	1,027
Operating expenses
Salaries and employee benefits	25,238	1,340	26,578
Occupancy, furniture and equipment expense	4,555	—	4,555
Processing, network, and bank card expense	5,530	—	5,530
Legal, examination, and professional fees	2,273	335	2,608
Depreciation and amortization	1,715	—	1,715
Other	7,723	815	8,538
Total operating expenses	47,034	2,490	49,524
Other
Non-interest income	13,382	938	14,320
Investment securities losses, net	(4)	—	(4)
Income tax expense (benefit)	5,827	(1,725)	4,102
Net income (loss)	$21,865	$(3,609)	$18,256

Segment assets	$1,812,168	$13,017	$1,825,185

	As of and for the year ended December 31, 2023
	Bank	Non-Bank	Total
Operating revenue
Interest income	$91,743	$225	$91,968
Interest expense	29,052	3,774	32,826
Net interest income	62,691	(3,549)	59,142
Provision for credit losses	2,340	—	2,340
Operating expenses
Salaries and employee benefits	27,830	1,141	28,971
Occupancy, furniture and equipment expense	4,040	1	4,041
Processing, network, and bank card expense	5,151	—	5,151
Legal, examination, and professional fees	2,006	502	2,508
Depreciation and amortization	2,214	—	2,214
Other	9,761	(287)	9,474
Total operating expenses	51,002	1,357	52,359
Other
Non-interest income	7,416	120	7,536
Investment securities losses, net	(11,500)	(47)	(11,547)
Income tax expense (benefit)	698	(1,222)	(524)
Net income (loss)	$4,567	$(3,611)	$956

Segment assets	$1,867,686	$7,664	$1,875,350